Note 33 - Changes in Liabilities from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of reconciliation of liabilities arising from financing activities [text block]
	Short-term borrowings	Long-term borrowings	Lease liabilities	Total
At January 1, 2025	$15,073,458	$6,344,559	$790,147	$22,208,164
Changes in cash flow from financing activities	(6,340,292)	(2,289,408)	(263,079)	(8,892,779)
Changes in other non-cash items	-	-	788,763	788,763
Currency translation adjustments	694,335	313,090	8,651	1,016,076
At December 31, 2025	$9,427,501	$4,368,241	$1,324,482	$15,120,224
	Short-term borrowings	Long-term borrowings	Lease liabilities	Total
At January 1, 2024	$16,449,110	$8,640,311	$53,338	$25,142,759
Changes in cash flow from financing activities	(477,482)	(1,775,257)	(175,653)	(2,428,392)
Changes in other non-cash items	-	-	618,815	618,815
Currency translation adjustments	(898,170)	(520,495)	293,647	(1,125,018)
At December 31, 2024	$15,073,458	$6,344,559	$790,147	$22,208,164
	Short-term borrowings	Long-term borrowings	Lease liabilities	Total
At January 1, 2023	$13,492,935	$10,360,684	$16,981	$23,870,600
Changes in cash flow from financing activities	2,845,059	(1,631,896)	(16,344)	1,196,819
Changes in other non-cash items	78,073	(78,073)	52,701	52,701
Currency translation adjustments	33,043	(10,404)	-	22,639
At December 31, 2023	$16,449,110	$8,640,311	$53,338	$25,142,759